Impairment of assets	12 Months Ended
Dec. 31, 2023
Intangible Assets [Abstract]
Impairment of assets

Note 8	Impairment of assets
2023
During the fourth quarter of 2023, we recognized $86 million of impairment charges for French TV channels within our Bell Media segment. The impairment charges were the result of a reduction in advertising demand in the industry resulting from economic uncertainties and unfavourable impacts to market-based valuation assumptions. These charges included $41 million allocated to indefinite-life intangible assets for broadcast licences and brands, and $45 million to finite-life intangible assets for program and feature film rights. The impairment was determined by comparing the carrying value of the CGUs to their fair value less cost of disposal. We estimated the fair value of the CGUs using both discounted cash flows and market-based valuation models, which include five-year cash flow projections derived from business plans reviewed by senior management for the period of October 1, 2023 to December 31, 2028, using a discount rate of 9.5% and a perpetuity growth rate of 0.0%. After impairments, the carrying value of our impacted CGU was $62 million.

There was no impairment of Bell Media goodwill. See Note 22, Goodwill, for further details.

Additionally in 2023, we recorded impairment charges of $57 million related mainly to right-of-use assets for certain office spaces we ceased using as part of our real estate optimization strategy as a result of our hybrid work policy.

2022
During the fourth quarter of 2022, we recognized $147 million of impairment charges for French TV channels within our Bell Media segment. The impairment charges were the result of a reduction in advertising demand in the industry resulting from economic uncertainties and unfavourable impacts to assumptions for discount rates. These charges included $94 million allocated to indefinite-life intangible assets for broadcast licences, and $53 million to finite-life intangible assets for program and feature film rights. The impairment was determined by comparing the carrying value of the CGUs to their fair value less cost of disposal. We estimated the fair value of the CGUs using the discounted cash flow valuation models, which include five-year cash flow projections derived from business plans reviewed by senior management for the period of October 1, 2022 to December 31, 2027, using a discount rate of 10.3% and a perpetuity growth rate of 0.5%. After impairments, the carrying value of our impacted CGUs was $109 million. In previous years' impairment analysis, the company's French Pay and French TV channels were tested for recoverability as one French CGU. In 2022, the French Pay channels were grouped with English Pay channels to form one CGU as a result of Bell Media launching a single bilingual premium pay product.

There was no impairment of Bell Media goodwill. See Note 22, Goodwill, for further details.

Additionally in 2022, we recorded impairment charges of $132 million related mainly to right-of-use assets for certain office spaces we ceased using as part of our real estate optimization strategy as a result of our hybrid work policy.